CONSOLIDATED STATEMENTS OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 81,859	$ 88,754	$ 74,778
Restricted cash - Current	2,592	27,162	27,067
Restricted cash - Long-Term	12	42	124
Cash, cash equivalents and restricted cash	$ 84,463	$ 115,958	$ 101,969